Consolidated Statement of Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Consolidated Statements of Comprehensive Income
Net Income	$ 405,689,000	$ 345,651,000	$ 1,072,585,000	$ 919,715,000
Other Comprehensive Income Derivatives Qualifying As Hedges Before Tax Portion Attributable To Parent	8,074,000	15,633,000	20,388,000	43,571,000
Actuarial gains (losses) on defined benefit pension plans	7,686,000	8,660,000	23,053,000	25,995,000
(Loss) gain related to foreign currency translation	19,170,000	(142,313,000)	135,165,000	(250,948,000)
Income tax (expense) benefit related to components of other comprehensive income	(5,257,000)	(7,494,000)	(14,523,000)	(22,160,000)
Other comprehensive income (loss), net of tax	29,673,000	(125,514,000)	164,083,000	(203,542,000)
Total comprehensive income	435,362,000	220,137,000	1,236,668,000	716,173,000
Comprehensive income attributable to noncontrolling interests	73,418,000	82,726,000	221,404,000	203,387,000
Comprehensive income attributable to the Company	$ 361,944,000	$ 137,411,000	$ 1,015,264,000	$ 512,786,000